Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Basic EPS
Net income attributable to equity shareholders		$ 4,995	$ 6,220
Less: Preferred share dividends and distributions on other equity instruments		267	171
Net income attributable to common shareholders		$ 4,728	$ 6,049
Weighted-average common shares outstanding		915,631	903,312
Basic EPS	[1]	$ 5.16	$ 6.7
Diluted EPS
Net income attributable to common shareholders		$ 4,728	$ 6,049
Weighted-average common shares outstanding		915,631	903,312
Add: Stock options potentially exercisable		431	2,078
Add: Equity-settled consideration		161	294
Weighted-average diluted common shares outstanding		916,223	905,684
Diluted EPS	[1]	$ 5.16	$ 6.68

[1]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.